Taxes payable	9 Months Ended
Sep. 30, 2021
Taxes Payable
Taxes payable

19 Taxes payable

	Sep/2021	Dec/2020

Brazil
IPI	157,143	125,338
ICMS	490,513	403,422
PIS and COFINS	45,337	284,944
Other	52,747	43,560

Other countries
Value-added tax	19,103	16,027
Other	132,096	80,768
Total	896,939	954,059

Current liabilities	896,939	952,689
Non-current liabilities		1,370
Total	896,939	954,059